Equity Awards and Stock-Based Compensation - Schedule of Assumptions (Details)	12 Months Ended
	May 31, 2022	May 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, Minimum	94.30%	80.30%
Expected Volatility, Maximum	122.00%	127.80%
Weighted-Average Volatility	104.89%	84.86%
Risk-Free Rate	1.67%	0.45%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (In years)	1 year 6 months	2 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (In years)	6 years	6 years